Deposits (Details) - Schedule of Maturities of Outstanding Certificates of Deposit $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Maturities of Outstanding Certificates of Deposit [Abstract]
2025	$ 149,323
2026	14,099
2027	11,277
2028	1,608
2029 and thereafter	265
Total	$ 176,572